Merger Agreement	9 Months Ended
Sep. 30, 2024
Merger Agreement [Abstract]
Merger Agreement

Note 7. Merger Agreement

On October 2, 2024, the Company filed with the SEC a Schedule 14F-1 Information Statement relating to an anticipated change in the composition of its board of directors that is expected to occur in connection with a proposed merger to be completed by and among the Company, a recently formed wholly-owned subsidiary of the Company (“Merger Sub”), and Lomond Therapeutics, a privately held Delaware corporation (“Lomond”), pursuant to which Merger Sub would merge with and into Lomond, with Lomond continuing as the surviving entity (the “Merger”) and as the Company’s wholly-owned subsidiary, after which the Company would continue the business of Lomond. The Merger has since occurred occur pursuant to an Agreement and Plan of Merger and Reorganization entered into by and among the Company, Lomond and Merger Sub (the “Merger Agreement)”).

Lomond is a biopharmaceutical company focused on the discovery and development of multiple product candidates to address hematological malignancies, including a pan-FLT3/IRAK4 inhibitor for the treatment of acute myeloid leukemia (“AML”), a BCL-2 inhibitor for the treatment of AML and chronic lymphocytic leukemia, and an early-stage menin inhibitor for the treatment of AML. Lomond is headquartered in Dover, DE.

Pursuant to the terms of the Merger Agreement, all outstanding equity interest of Lomond was converted into shares of our Common Stock, such that the holders of Lomond equity before the Merger now own a majority of the outstanding shares of our Common Stock (before giving effect to the private placement offering of Common Stock by the Company was consummated simultaneously with the Merger), which resulted in a change of control of the Company. The private placement financing was completed as a condition to completion of the Merger.

Certain other information regarding the proposed Merger and proposed changes to the management and share ownership of the Company is set forth in the Schedule 14F-1.

The foregoing description of the Merger Agreement and Common Stock private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Merger Agreement and of terms and documentation for a private placement. The Merger Agreement is further described in and filed by the Company with the SEC as an exhibit to a Current Report on Form 8-K. The consummation of the Common Stock private placement was further described in, and material agreements relating thereto were filed by the Company with the SEC as exhibits to a Current Report on Form 8-K.